Convertible Loan (Narrative) (Details) $ in Thousands, shares in Millions		12 Months Ended
	Jan. 12, 2021 USD ($) Year shares	Mar. 31, 2024 USD ($) Year	Mar. 31, 2023 USD ($) Year	Mar. 31, 2024 $ / shares	Mar. 31, 2024 USD ($)	Mar. 31, 2023 $ / shares	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Jan. 12, 2021 $ / shares
Disclosure of detailed information about borrowings [line items]
Convertible loan - derivative component					$ 120		$ 482
Change in fair value of derivative liability		$ 362	$ 4,504
Convertible Loan [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings	$ 15,000
Term of borrowings	60 months
Borrowings, interest rate									8.00%
Conversion price of convertible debt | $ / shares									$ 15
Number of warrants issued | shares	5.0
Exercise price of warrants | $ / shares									$ 15
Term of warrants issued	3 years
Proceeds of borrowings allocated to derivative component	$ 8,600
Proceeds of borrowings allocated to liability component	$ 6,400
Convertible Loan [Member] | Derivative Component [Member]
Disclosure of detailed information about borrowings [line items]
Conversion price of convertible debt | $ / shares				$ 4.56		$ 4.46
Expected weighted average risk-free interest					4.50%		3.71%		0.69%
Expected weighted average volatility					79.00%		97.00%		105.00%
Expected weighted average life | Year	2.71	1.1	1.61
Convertible loan - derivative component					$ 120		$ 482	$ 4,986
Change in fair value of derivative liability		$ 400	$ 4,500